Taxes (Details) - Schedule of Tax Payable - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Schedule of Tax Payable [Line Items]
VAT payable	$ 487,744	$ 468,586
Corporate income tax payable	1,066,949	5,784
Other tax	366
Tax payable	$ 1,555,059	$ 474,370